                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2004

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Traxis Partners, LLC
Address:  600 Fifth Avenue
          New York, NY 10020


Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Degraca
Title:    Chief Financial Officer
Phone:    212-332-5195

Signature, Place, and Date of Signing:

   _________Patrick Degraca_________   _____New York, NY_____   ___5/19/2004____
              [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     28-_________________          _____________________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total: _14,815,814 ___________

Form 13F Information Table Value Total: __590,998 _____________
                                             (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-________________________   ___________________________________

     [Repeat as necessary.]

                                 Title
                                  of                                           PUT/  Investment   Other    Voting   Voting  Voting
         SECURITY                Class    CUSIP     Value     Shares  SH/PRN   CALL  Discretion  Managers   Sole    Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY USD COM               Common  88579Y101   4,527     55,300   SH              Sole                 33,400          21,900
ABBOTT LABS USD COM              Common  002824100   5,835    142,000   SH              Sole                 86,400          55,600
ADOBE SYSTEMS                    Common  00724F101   3,927     99,600   SH              Sole                 99,600
ALTRIA GROUP INC                 Common  02209S103  29,195    536,200   SH              Sole                534,600           1,600
AMERICAN INTL GROUP INC USD COM  Common  026874107   4,965     69,600   SH              Sole                 39,100          30,500
AMGEN INC.                       Common  031162100  13,478    231,700   SH              Sole                231,700
ANADARKO PETROLEUM CORP USD COM  Common  032511107     394      7,600   SH              Sole                  6,600           1,000
ANHEUSER BUSCH COS INC           Common  035229103  10,812    212,000   SH              Sole                212,000
APACHE CORP COM                  Common  037411105   1,479     34,240   SH              Sole                 14,930          19,310
ARCHER DANIELS - ADM             Common  039483102   2,350    139,300   SH              Sole                139,300
BAKER HUGHES INC USD COM         Common  057224107   3,527     96,700   SH              Sole                 48,200          48,500
BEAR STEARNS                     Common  073902108   3,262     37,200   SH              Sole                 37,200
BIOGEN IDEC INC                  Common  09062X103   3,167     56,961   SH              Sole                 56,961
BMC SOFTWARE INC                 Common  055921100   2,272    116,200   SH              Sole                116,200
BOEING CO USD5 COM               Common  097023105      32        780   SH              Sole                                    780
BRISTOL MYERS STK                Common  110122108   8,984    370,800   SH              Sole                346,800          24,000
BURLINGTON NORTHERN
 SANTA FE CORP USD COM           Common  12189T104       9        300   SH              Sole                                    300
BURLINGTON RESOURCES INC USD COM Common  122014103  10,137    159,300   SH              Sole                 98,200          61,100
CAMPBELL SOUP STK                Common  134429109   1,565     57,400   SH              Sole                 57,400
CATERPILLAR INC USD COM          Common  149123101   6,668     84,300   SH              Sole                 42,100          42,200
CHARLES SCHWAB CORP              Common  808513105   5,654    487,000   SH              Sole                487,000
CHEVRONTEXACO CORP               Common  166764100  17,213    196,100   SH              Sole                194,900           1,200
CHIRON CORP                      Common  170040109     889     20,200   SH              Sole                 20,200
CHUBB CORP USD COM               Common  171232101   3,303     47,500   SH              Sole                 25,600          21,900
CITIGROUP INC USD COM            Common  172967101   2,134     41,266   SH              Sole                 35,600           5,666
COCA COLA STK                    Common  191216100  31,111    618,500   SH              Sole                593,500          25,000
COMPUTER ASSOCIATES INTL INC     Common  204912109   7,577    282,100   SH              Sole                282,100
CONAGRA INC                      Common  205887102   3,677    136,500   SH              Sole                136,500
CONOCOPHILLIPS INC USD COM       Common  20825C104     672      9,633   SH              Sole                  6,600           3,033
CORN PRODUCTS INTL INC USD COM   Common  219023108      14        350   SH              Sole                                    350
DEAN FOODS CO                    Common  242370104   1,146     34,300   SH              Sole                 34,300
DEERE & CO COM                   Common  244199105   3,231     46,600   SH              Sole                 21,600          25,000
DELL INC USD COM                 Common  24702R101     672     20,000   SH              Sole                 20,000
DEVON ENERGY CORP USD COM        Common  25179M103   1,924     33,100   SH              Sole                 13,600          19,500
DOW CHEMICAL CO USD COM          Common  260543103      36        900   SH              Sole                                    900
DU PONT DE NEMOURS
 & CO E.I. USD.30                Common  263534109      44      1,051   SH              Sole                                  1,051
EATON STK                        Common  278058102     275      4,900   SH              Sole                  4,900
EBAY INC USD COM                 Common  278642103   1,387     20,000   SH              Sole                 12,000           8,000
EMERSON ELECTRIC CO USD COM      Common  291011104     396      6,600   SH              Sole                  6,600
EXXON MOBIL CORPORATION          Common  30231G102  52,274  1,256,872   SH              Sole              1,234,200          22,672
GENENTECH INC                    Common  368710406   7,111     67,200   SH              Sole                 51,200          16,000
GENERAL ELECTRIC CO              Common  369604103   4,486    146,935   SH              Sole                 86,000          60,935
GENERAL MILLS INC (2)            Common  370334104   3,501     75,000   SH              Sole                 75,000
GENZYME CORP                     Common  372917104   1,788     38,000   SH              Sole                 38,000
GILEAD SCIENCES INC              Common  375558103   2,013     36,100   SH              Sole                 36,100
GOLDMAN SACHS GROUP INC          Common  38141G104  18,115    173,600   SH              Sole                173,600
HALLIBURTON CO USD COM           Common  406216101   1,946     64,000   SH              Sole                 44,000          20,000

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

HERSHEY FOODS STK             Common  427866108   1,906     23,000   SH              Sole                 23,000
HINES EDWARD LUMBER
 CO USD COM                   Common  433236106       2      2,600   SH              Sole                                  2,600
HJ HEINZ STK                  Common  423074103   3,337     89,500   SH              Sole                 89,500
HUMAN GENOME SCIENCES
 INC USD COM                  Common  444903108      50      4,000   SH              Sole                  4,000
INTEL CORP USD COM            Common  458140100   1,986     73,000   SH              Sole                 35,000          38,000
INTUIT INC                    Common  461202103   4,470     99,600   SH              Sole                 99,600
ISHARES MSCI BRAZIL           Common  464286400  16,380    975,000   SH              Sole                975,000
JOHNSON & JOHNS STK           Common  478160104  30,385    599,120   SH              Sole                559,300          39,820
JP MORGAN CHASE & CO USD COM  Common  46625H100     178      4,255   SH              Sole                                  4,255
KELLOGG - K                   Common  487836108   2,429     61,900   SH              Sole                 61,900
KRAFT FOODS                   Common  50075N104   4,945    154,500   SH              Sole                123,200          31,300
LEHMAN BROTHERS HOLDINGS INC  Common  524908100   8,246     99,500   SH              Sole                 99,500
LIBERTY MEDIA CORP A USD COM  Common  530718105       0         17   SH              Sole                                     17
LILLY STK                     Common  532457108  12,223    182,700   SH              Sole                180,700           2,000
LOWE'S COMPANIES INC USD COM  Common  548661107     404      7,200   SH              Sole                  7,200
MACROMEDIA - MACR             Common  556100105     333     16,600   SH              Sole                 16,600
MARATHON OIL CORP.            Common  565849106   1,902     56,500   SH              Sole                 56,500
MEDCO HEALTH SOLUTIONS INC    Common  58405U102   1,429     42,008   SH              Sole                 40,562           1,446
MERCK & CO STK                Common  589331107  19,329    437,400   SH              Sole                416,100          21,300
MERCURY INTERACTIVE CORP      Common  589405109   1,483     33,100   SH              Sole                 33,100
MERRILL LYNCH & CO            Common  590188108  20,751    348,400   SH              Sole                348,400
MICROMUSE INC                 Common  595094103     258     33,100   SH              Sole                 33,100
MICROSOFT CORP                Common  594918104  14,904    596,875   SH              Sole                554,875          42,000
MS DEAN WITTER & CO           Common  617446448  22,570    393,900   SH              Sole                393,900
NUANCE COMMUNICATIONS INC     Common  669967101     108     16,500   SH              Sole                 16,500
OCCIDENTAL PETROLEUM CORP     Common  674599105   3,177     69,000   SH              Sole                 69,000
OPENWAVE SYSTEMS INC          Common  683718308     148     11,100   SH              Sole                 11,100
ORACLE CORPORATION            Common  68389X105   4,784    398,300   SH              Sole                398,300
PACCAR INC                    Common  693718108     211      3,750   SH              Sole                  3,750
PALL CORP USD COM             Common  696429307     415     18,300   SH              Sole                 18,000             300
PARKER-HANNIFIN CORP USD COM  Common  701094104   2,360     41,800   SH              Sole                 28,300          13,500
PEOPLESOFT INC                Common  712713106   2,455    132,800   SH              Sole                132,800
PEPSICO INC                   Common  713448108  27,346    507,800   SH              Sole                470,300          37,500
PFIZER STK                    Common  717081103  54,965  1,568,200   SH              Sole              1,508,700          59,500
ROCTER & GAMBLE CO USD COM    Common  742718109     252      2,400   SH              Sole                                  2,400
RF MICRO DEVICES INC USD COM  Common  749941100       7        804   SH              Sole                                    804
ROWAN COMPANIES INC USD COM   Common  779382100   1,016     48,200   SH              Sole                 38,200          10,000
SAPIENT CORPORATION           Common  803062108     300     49,800   SH              Sole                 49,800
SARA LEE CORP                 Common  803111103   4,101    187,600   SH              Sole                187,600
SCHERING-PLOUGH CORP USD COM  Common  806605101     328     20,200   SH              Sole                 20,000             200
SIEBEL SYSTEMS INC            Common  826170102   1,529    132,800   SH              Sole                132,800
SIGMA-ALDRICH CORP USD COM    Common  826552101     630     11,388   SH              Sole                 10,388           1,000
SMUCKER J.M. CO USD COM       Common  832696405       3         48   SH              Sole                                     48
SOFTLOCK.COM INC USD COM      Common  83402W109       0        400   SH              Sole                                    400
TEMPLE-INLAND INC USD COM     Common  879868107     497      7,843   SH              Sole                                  7,843
TIBCO SOFTWARE INC            Common  88632Q103     677     82,900   SH              Sole                 82,900
TIME WARNER INC USD COM       Common  887317105   3,100    183,847   SH              Sole                 62,000         121,847
TRANSOCEAN INC                Common  G90078109     537     19,272   SH              Sole                 16,252           3,020
TRAVELERS PROPERTY CASUALTY
 CL A USD COM                 Common  89420G109      40      2,257   SH              Sole                  2,142             115

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

TRAVELERS PROPERTY CASUALTY
 CL B USD COM                 Common  89420G406     765     44,638   SH              Sole                 44,402             236
UNITED TECHNOLOGIES CORP
  USD COM                     Common  913017109   3,332     38,600   SH              Sole                 12,800          25,800
UNOCAL CORP USD COM           Common  915289102   1,417     38,000   SH              Sole                 18,000          20,000
URECOATS INDUSTRIES
 INC USD COM                  Common  91724E400       0         84   SH              Sole                                     84
VERITAS SOFTWARE CORP         Common  923436109   3,127    116,200   SH              Sole                116,200
VERIZON COMMUNICATIONS
 INC USD COM                  Common  92343V104     398     10,870   SH              Sole                  6,600           4,270
WM WRIGLEY STK                Common  982526105   2,205     37,300   SH              Sole                 37,300
WYETH                         Common  983024100  11,379    303,000   SH              Sole                291,800          11,200
ZIMMER HOLDINGS USD COM       Common  98956P102     315      4,250   SH              Sole                  2,200           2,050
Total                                           590,998 14,815,814

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